Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Mar. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 18,807,936	$ 18,458,575
Restricted cash	12,762,708	16,881,002
Trade accounts receivable	14,119,606	16,736,495
Inventories	15,309,100	16,020,140
Other receivables, net	2,725,015	5,764,660
Advances to suppliers	142,417	571,577
Other current assets	616,008	924,797
Total current assets	64,482,790	75,357,246
OTHER ASSETS
Property and equipment, net	5,100,264	5,922,179
Long-term investment	1,772,072	4,511,539
Farmland assets	666,721	722,283
Long-term deposits	1,038,125	1,761,945
Other noncurrent assets	790,056	822,950
Operating lease right-of-use assets	13,924,826	13,738,081
Intangible assets, net	3,195,748	3,547,986
Total other assets	26,487,812	31,026,963
Total assets	90,970,602	106,384,209
CURRENT LIABILITIES
Accounts payable	26,990,250	27,331,381
Notes payable	29,255,776	34,189,022
Other payables	1,314,919	2,268,967
Other payables - related parties	683,560	1,561,244
Customer deposits	695,931	1,873,062
Taxes payable	1,706,909	1,381,108
Accrued liabilities	756,516	556,037
Loan payable - current portion		1,957,956
Current portion of operating lease liabilities	5,131,373	3,329,619
Total current liabilities	66,535,234	74,448,396
Long-term operating lease liabilities	7,768,216	9,197,027
Total liabilities	74,303,450	83,645,423
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares; $0.012 par value; 500,000,000 shares authorized; 23,697,210 and 3,479,316 shares issued and outstanding as of March 31, 2023 and 2022, respectively	284,367	41,752
Preferred shares; $0.001 par value; 10,000,000 shares authorized; nil issued and outstanding as of March 31, 2023 and 2022
Additional paid-in capital	83,958,418	66,516,033
Statutory reserves	1,309,109	1,309,109
Accumulated deficit	(69,273,018)	(48,134,493)
Accumulated other comprehensive income	1,735,135	4,352,992
Total shareholders’ equity attributed to China Jo-Jo	18,014,011	24,085,393
Noncontrolling interests	(1,346,859)	(1,346,607)
Total shareholders’ equity	16,667,152	22,738,786
Total liabilities and shareholders’ equity	$ 90,970,602	$ 106,384,209